Performance Trust Municipal Bond Fund
Schedule of Investments
November 30, 2022 (Unaudited)
	Principal
	Amount	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 4.29%
Freddie Mac Multifamily ML Certificates
0.953%, 07/25/2036 (a)	$86,000,000	$5,012,940
0.984%, 09/25/2036 (a)	54,393,000	3,830,899
2020-ML07, 2.015%, 10/25/2036 (a)(b)(c)	15,346,849	2,482,199
2019-ML06, 1.132%, 06/25/2037 (b)(c)	10,756,465	951,194
2021-ML08, 1.869%, 07/25/2037 (b)(c)	18,137,889	2,734,650
2021-ML10, 2.126%, 01/25/2038 (b)(c)	14,288,932	2,512,137
2021-ML11, 0.771%, 03/25/2038 (a)(b)(c)	34,315,425	2,013,972
2021-ML10, 1.578%, 06/25/2038 (b)(c)	15,165,540	1,961,360
2021-ML09, 1.552%, 02/25/2040 (a)(b)(c)	25,223,159	3,352,662
2021-ML12, 1.300%, 07/25/2041 (b)(c)	19,311,589	1,848,892
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $27,882,004)		26,700,905

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 1.45%
California Housing Finance Agency
2021-2, 0.844%, 03/25/2035 (c)	32,041,799	1,827,344
0.797%, 11/20/2035 (c)	42,533,642	2,403,151
2021-3, 0.788%, 08/20/2036 (c)	25,903,985	1,595,167
Washington State Housing Finance Commission
0.726%, 12/20/2035 (c)	62,374,279	3,227,245
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $9,586,512)		9,052,907

MUNICIPAL BONDS - 91.54%
Alabama - 1.16%
Black Belt Energy Gas District
4.000%, 06/01/2028	2,450,000	2,455,987
5.500%, 11/01/2053	2,000,000	2,098,891
Lower Alabama Gas District
5.000%, 09/01/2031	1,005,000	1,061,418
Southeast Energy Authority A Cooperative District
5.500%, 01/01/2053	1,500,000	1,595,048
		7,211,344
Alaska - 0.72%
Alaska Industrial Development & Export Authority
5.250%, 06/01/2045	2,735,000	2,727,973
CIVIC Ventures, AK
5.000%, 09/01/2033	1,750,000	1,773,286
		4,501,259
Arizona - 4.66%
Arizona Industrial Development Authority
1.500%, 07/01/2023	150,000	146,129
1.800%, 07/01/2024	175,000	163,803
3.250%, 07/01/2031	2,000,000	1,725,522
4.000%, 11/01/2045	2,000,000	1,817,976
4.000%, 11/01/2050	2,500,000	2,213,512
City of Phoenix Civic Improvement Corp.
5.000%, 07/01/2043	7,645,000	8,484,055
5.500%, 07/01/2038	2,000,000	2,428,564
5.500%, 07/01/2042	1,545,000	1,876,666
Florence Town, Inc. Industrial Development Authority
5.000%, 07/01/2023 (a)	100,000	101,277
Industrial Development Authority of the City of Phoenix
4.000%, 07/01/2026 (a)	2,475,000	2,434,420
5.000%, 07/01/2045 (a)	4,000,000	3,728,309
6.750%, 07/01/2044 (a)	3,000,000	3,071,801
Park Central Community Facilities District
4.375%, 07/01/2024	820,000	809,494
		29,001,528
Arkansas - 0.00%
County of Saline, AR
3.550%, 06/01/2042	20,000	20,000
California - 7.98%
California County Tobacco Securitization Agency
5.000%, 06/01/2033	1,950,000	2,054,896
California Educational Facilities Authority
5.000%, 03/15/2039	1,015,000	1,216,412
California Health Facilities Financing Authority
5.000%, 11/01/2047	4,250,000	4,837,407
California Municipal Finance Authority
4.000%, 12/01/2026 (a)	1,750,000	1,671,055
California Public Finance Authority
2.875%, 05/15/2027 (a)	1,125,000	1,016,563
City of San Diego, CA Tobacco Settlement Revenue Funding Corp.
4.000%, 06/01/2032	1,230,000	1,182,892
Coachella Valley Unified School District
0.000%, 08/01/2034 (d)	1,145,000	724,058
0.000%, 08/01/2035 (d)	515,000	308,692
0.000%, 08/01/2043 (d)	1,015,000	387,640
Encinitas Union School District
6.750%, 08/01/2035	1,070,000	1,356,739
Fowler Unified School District
5.500%, 08/01/2053	4,945,000	5,650,270
Freddie Mac Multifamily ML Certificates
0.247%, 11/25/2033 (b)(c)	46,559,240	825,495
Golden State Tobacco Securitization Corp.
3.000%, 06/01/2046	3,865,000	3,577,939
Inland Empire Tobacco Securitization Corp.
3.678%, 06/01/2038	2,945,000	2,758,433
Low Income Investment Fund
3.711%, 07/01/2029	1,000,000	940,461
Manteca Redevelopment Agency Successor Agency
2.393%, 10/01/2030	500,000	419,588
M-S-R Energy Authority
6.500%, 11/01/2039	2,350,000	2,851,288
7.000%, 11/01/2034	1,160,000	1,435,400
Placentia-Yorba Linda Unified School District
0.000%, 08/01/2041 (d)	5,325,000	2,366,608
Poway Unified School District
0.000%, 08/01/2046 (d)	12,000,000	3,911,582
San Diego Unified School District
0.000%, 07/01/2041 (d)	2,115,000	1,865,177
San Leandro Unified School District
0.000%, 08/01/2039 (d)	2,175,000	1,998,192
San Mateo Union High School District
0.000%, 09/01/2041 (d)	1,285,000	1,225,226
Santa Barbara Secondary High School District
0.000%, 08/01/2040 (d)	1,400,000	636,301
St. Helena Unified School District
0.000%, 06/01/2036 (d)	2,805,000	3,141,045
West Contra Costa Unified School District
0.000%, 08/01/2036 (d)	2,220,000	1,298,738
		49,658,097
Colorado - 5.80%
City & County of Denver CO Airport System Revenue
5.750%, 11/15/2036	6,150,000	7,228,680
5.750%, 11/15/2041	5,325,000	5,934,410
City of Fruita, CO Healthcare Revenue
5.000%, 01/01/2028	800,000	762,596
Colorado Health Facilities Authority
5.000%, 05/15/2047	6,000,000	6,478,956
Denver City & County School District No. 1
5.000%, 12/01/2045	10,000,000	11,075,627
Public Authority for Colorado Energy
6.500%, 11/15/2038	3,845,000	4,629,988
		36,110,257
Connecticut - 0.46%
State of Connecticut Special Tax Revenue
5.250%, 07/01/2040	2,500,000	2,834,708
Delaware - 0.57%
University of Delaware
5.000%, 11/01/2038	1,595,000	1,832,196
5.000%, 11/01/2039	1,510,000	1,734,020
		3,566,216
District of Columbia - 1.18%
District of Columbia
5.000%, 06/01/2055	2,000,000	1,908,813
5.500%, 07/01/2047	4,750,000	5,451,504
		7,360,317
Florida - 9.03%
Bay County School Board
5.500%, 07/01/2041	1,300,000	1,447,031
5.500%, 07/01/2042	1,300,000	1,435,447
Capital Trust Agency, Inc.
5.000%, 08/01/2040	300,000	303,402
5.000%, 08/01/2055	800,000	782,865
City of Jacksonville, FL
5.250%, 10/01/2037	6,000,000	6,774,713
County of Miami-Dade, FL
0.000%, 10/01/2041 (d)	1,375,000	554,371
0.000%, 10/01/2042 (d)	985,000	377,211
0.000%, 10/01/2045 (d)	4,500,000	1,493,584
County of Miami-Dade, FL Transit System
5.000%, 07/01/2047	7,500,000	8,025,035
County of Pasco, FL Sales Tax Revenue
5.000%, 10/01/2042	4,240,000	4,617,875
County of Sarasota, FL Utility System Revenue
5.250%, 10/01/2047	2,500,000	2,793,122
County of Seminole FL
5.250%, 10/01/2039	3,520,000	3,962,180
Florida Development Finance Corp.
5.000%, 09/15/2040 (a)	2,050,000	1,875,718
5.500%, 09/15/2025 (a)	1,095,000	1,072,289
6.500%, 01/01/2049 (a)	2,735,000	2,462,356
7.375%, 01/01/2049 (a)	3,000,000	2,675,167
Palm Beach County School District
5.250%, 08/01/2036	1,750,000	1,998,828
5.250%, 08/01/2040	3,500,000	3,925,073
Sarasot Beach County School District
5.000%, 07/01/2036	800,000	912,016
5.000%, 07/01/2037	875,000	991,314
School District of Broward County
5.000%, 07/01/2047	7,000,000	7,687,781
		56,167,378
Georgia - 1.36%
Americus & Sumter County Hospital Authority
5.125%, 05/15/2023	90,000	90,245
City of Conyers, GA
4.300%, 03/01/2031 (e)	1,185,000	1,004,250
Main Street Natural Gas, Inc.
5.000%, 05/15/2029	1,250,000	1,299,223
5.000%, 12/01/2052	5,000,000	5,160,664
Walton County Water & Sewer Authority
5.250%, 02/01/2047	785,000	879,794
		8,434,176
Hawaii - 1.23%
City & County Honolulu HI Wastewater System Revenue
5.000%, 07/01/2042	6,855,000	7,627,093
Illinois - 3.60%
Chicago Board of Education
0.000%, 12/01/2022 (d)	840,000	840,000
City of Joliet, IL
5.500%, 12/15/2042	2,250,000	2,550,739
Cook County School District No. 103
0.000%, 12/01/2022 (d)	850,000	850,000
County of Cook, IL Sales Tax Revenue
5.250%, 11/15/2045	5,000,000	5,360,441
Metropolitan Pier & Exposition Authority
0.000%, 12/15/2036 (d)	6,500,000	3,380,833
Regional Transportation Authority
5.750%, 06/01/2034	3,000,000	3,559,907
State of Illinois Sales Tax Revenue
6.000%, 06/15/2026	1,575,000	1,697,262
Will County School District No. 114 Manhattan
5.500%, 01/01/2045	3,765,000	4,180,224
		22,419,406
Indiana - 6.11%
City of Valparaiso, IN
6.750%, 01/01/2034	500,000	513,202
Clark-Pleasant Community School Building Corp.
5.250%, 01/15/2042	2,500,000	2,787,722
Fort Wayne Redevelopment Authority
5.000%, 12/15/2041	2,040,000	2,231,499
Franklin Township-Marion County Multiple School Building Corp.
5.000%, 07/15/2040	4,520,000	4,953,344
Greater Clark Building Corp.
6.000%, 07/15/2038	1,660,000	1,993,349
6.000%, 01/15/2042	5,250,000	6,290,554
Indiana Finance Authority
5.000%, 01/01/2042	1,000,000	1,071,610
IPS Multi-School Building Corp.
5.500%, 07/15/2042	1,000,000	1,119,667
Lake Ridge Multi-School Building Corp.
5.500%, 07/15/2040	1,500,000	1,685,750
Merrillville Multi School Building Corp.
5.000%, 01/15/2042	8,890,000	9,698,137
Tippecanoe County School Building Corp.
6.000%, 01/15/2042	4,740,000	5,692,321
		38,037,155
Iowa - 0.87%
Iowa Tobacco Settlement Authority
4.000%, 06/01/2049	5,435,000	5,405,084
Kentucky - 1.14%
County of Trimble, KY
1.300%, 09/01/2044	3,500,000	2,931,828
Kentucky Economic Development Finance Authority
5.000%, 05/15/2026	815,000	804,400
Kentucky State Property & Building Commission
5.250%, 06/01/2037	3,000,000	3,358,641
		7,094,869
Louisiana - 0.11%
Tobacco Settlement Financing Corp.
5.250%, 05/15/2033	645,000	658,476
Maryland - 0.44%
Maryland Stadium Authority
5.000%, 05/01/2050	2,500,000	2,743,891
Michigan - 6.34%
City of Detroit, MI
4.000%, 04/01/2044	3,000,000	2,208,776
5.000%, 04/01/2046	1,850,000	1,815,409
Garden City School District, MI
5.000%, 05/01/2046	1,505,000	1,644,526
5.000%, 05/01/2048	1,640,000	1,786,887
Great Lakes Water Authority Sewage Disposal System Revenue
5.250%, 07/01/2042	9,905,000	10,874,383
Great Lakes Water Authority Water Supply System Revenue
5.250%, 07/01/2042	3,000,000	3,293,604
Hemlock Public School District
5.000%, 05/01/2045	1,200,000	1,307,121
Holly Area School District
5.250%, 05/01/2048	8,235,000	9,175,087
Kalamazoo Economic Development Corp.
2.625%, 05/15/2025	1,150,000	1,091,733
Michigan Finance Authority
3.267%, 06/01/2039	6,000,000	4,905,926
3.875%, 10/01/2023	250,000	249,957
Schoolcraft Community Schools
5.000%, 05/01/2046	1,000,000	1,081,706
		39,435,115
Minnesota - 0.49%
City of Minneapolis, MN
5.750%, 07/01/2055	2,000,000	1,959,521
City of Rochester, MN
5.000%, 11/15/2035	635,000	747,010
University of Minnesota
5.000%, 08/01/2036	300,000	358,557
		3,065,088
Missouri - 0.17%
St. Louis County Industrial Development Authority
5.125%, 09/01/2048	1,250,000	1,081,012
Nebraska - 0.34%
Central Plains Energy Project
5.000%, 09/01/2034	2,000,000	2,115,223
Nevada - 0.52%
Las Vegas Convention & Visitors Authority
5.000%, 07/01/2038	3,000,000	3,254,040
New Hampshire - 0.57%
New Hampshire Business Finance Authority
0.674%, 10/20/2036	68,500,000	3,529,805
New Jersey - 1.09%
Garden State Preservation Trust
5.750%, 11/01/2028	965,000	1,060,531
New Jersey Economic Development Authority
3.375%, 07/01/2030	1,000,000	962,401
5.500%, 01/01/2027	300,000	302,993
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2037 (d)	395,000	200,741
0.000%, 12/15/2038 (d)	1,000,000	479,957
0.000%, 12/15/2030 (d)	1,870,000	1,413,496
New Jersey Transportation Trust Fund Authority Program
5.250%, 06/15/2036	1,200,000	1,315,992
Tobacco Settlement Financing Corp.
5.000%, 06/01/2033	1,035,000	1,073,067
		6,809,178
New York - 6.68%
Build NYC Resource Corp.
4.000%, 06/15/2031	600,000	564,687
4.000%, 06/15/2041	1,350,000	1,104,181
City of New York, NY
5.250%, 10/01/2041	2,500,000	2,805,262
New York City Transitional Finance Authority Future Tax Secured Revenue
5.250%, 08/01/2042	5,000,000	5,556,234
5.500%, 11/01/2045	9,825,000	11,193,998
New York State Dormitory Authority
2.692%, 07/01/2035	1,000,000	757,398
2.742%, 07/01/2036	1,205,000	896,595
2.792%, 07/01/2037	1,200,000	878,878
2.842%, 07/01/2038	1,100,000	792,896
5.000%, 10/01/2048	4,000,000	4,714,886
New York Transportation Development Corp.
5.000%, 12/01/2037	1,280,000	1,289,001
5.000%, 12/01/2032	3,900,000	4,063,620
Triborough Bridge & Tunnel Authority
5.000%, 05/15/2043	2,105,000	2,293,013
5.000%, 05/15/2041	4,245,000	4,645,370
		41,556,019
North Carolina - 3.79%
City of Charlotte NC Airport Revenue
5.000%, 07/01/2042	5,035,000	5,503,884
City of Charlotte NC Water & Sewer System Revenue
5.000%, 07/01/2035	2,655,000	3,193,534
North Carolina Medical Care Commission
2.500%, 10/01/2024	740,000	715,759
University of North Carolina at Chapel Hill
5.000%, 02/01/2045	2,960,000	3,340,828
5.000%, 02/01/2049	8,375,000	9,388,587
Watauga Public Facilities Corp.
5.250%, 06/01/2042	1,250,000	1,414,748
		23,557,340
North Dakota - 0.32%
City of Larimore, ND
0.850%, 05/01/2024	2,000,000	1,908,218
City of Mandan, ND
2.750%, 09/01/2041	80,000	64,570
		1,972,788
Ohio - 0.77%
County of Hamilton, OH
5.000%, 11/15/2049	3,250,000	3,588,591
Ohio Higher Educational Facility Commission
3.750%, 12/01/2023	1,215,000	1,198,477
		4,787,068
Oregon - 0.21%
Hospital Facilities Authority of Multnomah County Oregon
0.950%, 06/01/2027	1,000,000	872,953
Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	456,376
		1,329,329
Pennsylvania - 4.02%
Allegheny County Sanitary Authority
5.750%, 06/01/2047	6,000,000	6,879,976
City of Philadelphia PA Water & Wastewater Revenue
5.500%, 06/01/2047	5,000,000	5,550,956
Commonwealth Financing Authority
5.000%, 06/01/2034	1,750,000	1,890,254
5.000%, 06/01/2035	730,000	783,549
Delaware Valley Regional Finance Authority
3.404% (1 Month LIBOR USD + 0.880%), 09/01/2048	1,000,000	988,131
Pennsylvania Economic Development Financing Authority
5.000%, 06/30/2028	750,000	771,435
Pennsylvania Turnpike Commission
5.250%, 12/01/2041	1,000,000	1,108,906
5.250%, 12/01/2042	1,000,000	1,098,778
6.000%, 12/01/2030	625,000	718,249
6.375%, 12/01/2038	2,000,000	2,294,058
Southeastern Pennsylvania Transportation Authority
5.250%, 06/01/2041	2,585,000	2,905,038
		24,989,330
Puerto Rico - 1.37%
Children's Trust Fund
5.375%, 05/15/2033	50,000	50,016
Commonwealth of Puerto Rico
0.000%, 07/01/2024 (d)	49,219	45,230
0.000%, 07/01/2033 (d)	189,697	104,129
0.000%, 11/01/2043 (d)	734,362	335,053
4.000%, 07/01/2033	147,407	128,442
4.000%, 07/01/2035	132,497	112,995
4.000%, 07/01/2037	113,718	95,042
4.000%, 07/01/2041	154,613	124,266
4.000%, 07/01/2046	160,797	124,191
5.250%, 07/01/2023	81,902	82,261
5.375%, 07/01/2025	164,169	166,539
5.625%, 07/01/2027	162,682	166,624
5.625%, 07/01/2029	160,042	164,053
5.750%, 07/01/2031	155,448	159,674
GDB Debt Recovery Authority of Puerto Rico
7.500%, 08/20/2040	3,164,947	2,650,643
Puerto Rico Highway & Transportation Authority
5.850%, 03/01/2027 (e)	1,395,000	1,397,790
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.000%, 07/01/2024 (d)	1,543,000	1,434,649
0.000%, 07/01/2029 (d)	1,589,000	1,156,007
		8,497,604
Rhode Island - 0.60%
Rhode Island Health and Educational Building Corp.
5.500%, 05/15/2042	3,335,000	3,745,233
South Carolina - 1.29%
County of Horry SC
5.250%, 09/01/2047	4,000,000	4,333,421
South Island Public Service District, SC
5.250%, 04/01/2042	3,325,000	3,722,997
		8,056,418
Tennessee - 0.81%
Metropolitan Nashville Airport Authority
5.250%, 07/01/2035	1,250,000	1,363,122
5.500%, 07/01/2036	1,000,000	1,106,679
5.500%, 07/01/2037	1,125,000	1,238,962
New Memphis Arena Public Building Authority
0.000%, 04/01/2031 (d)	1,500,000	1,318,081
		5,026,844
Texas - 11.35%
Alvarado Independent School District
5.000%, 02/15/2047	8,000,000	8,792,521
Barbers Hill Independent School District
5.000%, 02/15/2042	5,000,000	5,556,703
Board of Regents of the University of Texas System
5.000%, 08/15/2049	620,000	713,282
Bullard Independent School District
5.000%, 02/15/2047	4,405,000	4,826,991
Celina Independent School District
5.000%, 02/15/2047	5,000,000	5,492,087
City of Austin TX Water & Wastewater System Revenue
5.000%, 11/15/2040	1,225,000	1,375,293
5.000%, 11/15/2041	1,700,000	1,898,913
City of Fort Worth, TX
5.250%, 03/01/2036	1,800,000	1,845,200
Clifton Higher Education Finance Corp.
6.000%, 03/01/2029	2,915,000	2,958,722
Colony Economic Development Corp.
7.250%, 10/01/2042	1,500,000	1,522,783
Colony Local Development Corp.
7.250%, 10/01/2033	700,000	710,738
County of Harris, TX
3.756% (3 Month LIBOR USD + 0.670%), 08/15/2035	1,020,000	922,625
Lower Colorado River Authority
5.500%, 05/15/2047	5,000,000	5,499,322
Melissa Independent School District
5.000%, 02/01/2047	6,000,000	6,558,065
North Texas Tollway Authority
5.250%, 01/01/2038	4,060,000	4,531,418
Port of Beaumont Industrial Development Authority
4.100%, 01/01/2028 (a)	3,000,000	2,452,858
Pottsboro Higher Education Finance Corp.
2.000%, 08/15/2040	775,000	533,471
State of Texas
4.000%, 08/01/2033	1,315,000	1,378,842
4.000%, 08/01/2034	1,350,000	1,410,450
Van Alstyne Independent School District
5.000%, 02/15/2047	5,935,000	6,559,742
West Harris County Regional Water Authority
5.500%, 12/15/2042	4,500,000	5,089,485
		70,629,511
Utah - 1.81%
Wasatch County School District Local Building Authority
5.500%, 06/01/2047	7,570,000	8,486,436
Wildflower Improvement Association
6.625%, 03/01/2031 (a)(e)	2,895,549	2,763,501
		11,249,937
Virginia - 0.33%
County of Botetourt, VA
6.000%, 07/01/2044	2,000,000	2,038,153
Washington - 1.93%
Central Puget Sound Regional Transit Authority
5.000%, 11/01/2046	10,000,000	11,652,348
Washington State Housing Finance Commission
5.000%, 01/01/2055 (a)	500,000	389,500
		12,041,848
Wisconsin - 0.32%
Public Finance Authority
7.500%, 06/01/2029 (a)	2,000,000	1,979,276
TOTAL MUNICIPAL BONDS (Cost $584,986,219)		569,597,413

SHORT-TERM INVESTMENT - 1.96%
First American Government Obligations Fund - Class X, 3.660% (f)	12,200,790	12,200,790
TOTAL SHORT-TERM INVESTMENT (Cost $12,200,790)		12,200,790

Total Investments (Cost $634,655,525) - 99.24%		617,552,015
Other Assets in Excess of Liabilities - 0.75%		4,684,248
TOTAL NET ASSETS - 100.00%		$622,236,263

Percentages are stated as a percent of net assets.

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at November 30, 2022. The coupon is based on an underlying pool of loans.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d)	Represents a security issued at a discount to its face value but pays no interest.
(e)	Represents an illiquid security. The total market value of these securities were $5,165,541, representing 0.83% of net assets as of November 30, 2022.
(f)	Seven day yield at November 30, 2022.

Summary of Fair Value Exposure at November 30, 2022

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund’s investments carried at fair value:

Performance Trust Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income:
Agency Commercial Mortgage Backed Securities	$-	$26,700,905	$-	$26,700,905
Non-Agency Commercial Mortgage Backed Securities	-	9,052,907	-	9,052,907
Municipal Bonds	-	569,597,413	-	569,597,413
Total Fixed Income	-	605,351,225	-	605,351,225

Short-Term Investments	12,200,790	-	-	12,200,790

Total Investments In Securities	$12,200,790	$605,351,225	$-	$617,552,015

For the period ended November 30, 2022, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2022.